FORM N-SAR-U
                                  ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:     /     /   (a)

or fiscal year ending:                  12/31/98  (b)

Is this a transition report?:(Y/N)         N
                                        --------
Is this an amendment to a previous         N
filing? (Y/N)                           --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name: First Investors Single Payment and Periodic
                          Payment Plans for the Accumulation of Shares of Fundamental Investors, Inc.

     B.  File Number:     811-818

     C.  Telephone Number:
                          (212) 858-8000

2.   A.  Street:          95 Wall Street

     B.  City: New York   C. State: New York   D. Zip Code: 10005    Zip Ext:

     E.  Foreign Country:                                   Foreign Postal Code:



3.       Is this the first filing on this form by                   N
         Registrant? (Y/N)                                     -----------

4.       Is this the last filing on this form by                    N
         Registrant? (Y/N)                                     -----------

5.       Is Registrant a small business investment
         company (SBIC)? (Y/N)                                      N
         [If answer is "Y" (Yes), complete only items          -----------
         89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?               Y
         (Y/N)                                                 -----------
         [If answer is "Y" (Yes), complete only items
         111 through 132.]

7.   A.  Is Registrant a series or multiple portfolio
         company? (Y/N)                                        -----------
         [If answer is "N" (No), go to item 8.]

     B.  How many separate series or portfolios did
         Registrant have at the end of the period?             -----------

                                                        ------------------------
                                                         If filing more than one
         For period ending    12/31/98                   Page 50, "X" box: [_]
                              --------                  ------------------------

         File number 811      818
                              --------


123.   [/]  State the total value of the additional units
            considered in answering item 122 ($000's omitted)
            ________________________________________             $-----------

124.   [/]  State the total value of units of prior series
            that were placed in the  portfolios of subsequent
            series during the current  period  (the value of
            these  units is to be measured on the date they were
            placed in the subsequent series) ($000's omitted)
             ________________________________________            $-----------

125.   [/]  State the total dollar amount of sales loads
            collected (before reallowances to other brokers or
            dealers) by Registrant's principal underwriter and
            any underwriter which is an affiliated person of the
            principal underwriter during the current period
            solely from the sale of units of all series of             3
            Registrant ($000's omitted) _______________________  $-----------


126.   Of the amount shown in item 125, state the total
       dollar amount of sales loads collected from
       secondary market operations in Registrant's units
       (include the sales loads,if any, collected on units
       of a prior series placed in the portfolio of a                  0
       subsequent series.) ($000's omitted)____________________  $-----------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of   Total Assets  Total Income
                                          Series       ($000's    Distributions
                                         Investing     omitted   (000's omitted)
                                         ---------     -------   ---------------

A.  U.S. Treasury direct issue ________
                                         ---------     $-------    $---------

B.  U.S. Government agency ____________
                                         ---------     $-------    $---------

C.  State and municipal tax-free ______
                                         ---------     $-------    $---------

D.  Public utility debt _______________
                                         ---------     $-------    $---------

E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent _______
                                         ---------     $-------    $---------

F.  All other corporate intermed. &
    long-term debt ____________________
                                         ---------     $-------    $---------

G.  All other corporate short-term debt
    debt ______________________________
                                         ---------     $-------    $---------

H.  Equity securities of brokers or
    dealers or parents of brokers or
    dealers ___________________________
                                         ---------     $-------    $---------

I.  Investment company equity
    securities ________________________      1          122,646        1,571
                                         ---------     $-------    $---------

J.  All other equity securities________  ---------     $-------    $---------

K.  Other securities __________________
                                         ---------     $-------    $---------
L.  Total assets of all series
    of registrants ____________________
                                                        122,646
                                         ---------     $-------    $---------

                                                        ------------------------
                                                         If filing more than one
         For period ending    12/31/98                   Page 50, "X" box: [_]
                              --------                  ------------------------

         File number 811-     818
                              --------



128.   [/]  Is the timely payment of principal and interest on
            any of the portfolio securities held by any of
            Registrant's series at the end of the current period
            insured or guaranteed by an entity other than the issuer?
            (Y/N)______________________________________________                 ____________
                                                                                Y/N


129.   [/]  Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?
            (Y/N)______________________________________________                 ____________
                                                                                Y/N

            [If answer is "N" (No), go to item 131.]


130.   [/]  In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees? (Y/N)__________________________________                 ____________
                                                                                Y/N

            [If answer is "N" (No), go to item 131.]


131.   Total expenses incurred by all series of Registrant during                     25
       the current reporting period ($000's omitted) __________                 $___________



132.   [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing

811-__________  811-__________  811-__________  811-__________  811-__________

811-__________  811-__________  811-__________  811-__________  811-__________

811-__________  811-__________  811-__________  811-__________  811-__________

      This report is signed on behalf of the depositor in the City and State of New York on the 23rd day of February, 1999.



                                                FIRST INVESTORS CORPORATION
                                                Depositor

Witness     /S/ Larry R. Lavoie                 By /S/ Marvin M. Hecker
            -------------------                    --------------------
            Larry R. Lavoie                        Marvin M. Hecker
            Secretary                              President